Annual Fund Operating Expenses	Oct. 31, 2020
Prospectus #1 | Eaton Vance Floating-Rate Fund | Advisers Class
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.18%	[1]
Total Annual Fund Operating Expenses	1.08%
Prospectus #1 | Eaton Vance Floating-Rate Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.17%	[1]
Total Annual Fund Operating Expenses	1.07%
Prospectus #1 | Eaton Vance Floating-Rate Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(2)	0.17%	[1]
Total Annual Fund Operating Expenses	1.82%
Prospectus #1 | Eaton Vance Floating-Rate Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses(2)	0.17%	[1]
Total Annual Fund Operating Expenses	0.82%
Prospectus #1 | Eaton Vance Floating-Rate Fund | Class R6
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses(2)	0.11%	[1]
Total Annual Fund Operating Expenses	0.76%
Prospectus #2 | Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.10%	[2]
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.08%
Prospectus #2 | Eaton Vance Floating-Rate & High Income Fund | Class A
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.10%	[2]
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.08%
Prospectus #2 | Eaton Vance Floating-Rate & High Income Fund | Class C
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(2)	0.10%	[2]
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.83%
Prospectus #2 | Eaton Vance Floating-Rate & High Income Fund | Class I
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses(2)	0.10%	[2]
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.83%
Prospectus #2 | Eaton Vance Floating-Rate & High Income Fund | Class R6
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses(2)	0.06%	[2]
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.79%

[1]	Includes interest expense of 0.05%.
[2]	Includes interest expense of 0.04%.